DEFERRED INCOME TAX - Disclosure of deferred income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net profit (loss) before income taxes	$ 256,820	$ (71,821)	$ 53,410
Statutory income tax rate	23.00%	23.00%	23.99%
Tax expense (income) at applicable tax rate	$ 59,069	$ (16,519)	$ 12,813
Increase (decrease) resulting from:
Share-based compensation	2,310	3,229	1,716
Warrant revaluation	2,441	22	(955)
Rate change	228	(50)	(586)
Change in unrecognized tax assets	(32,080)	12,000	(13,617)
Other	(248)	1,318	629
Deferred income tax expense	$ 31,720	$ 0	$ 0